ASSET RETIREMENT OBLIGATION - Tabular Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in asset retirement obligation
Balance, beginning of year	$ 126,112	$ 117,736
Change in estimates	23,362	16,755
Property acquisition and development activity	2,068	1,565
Divestments	(2,760)	(4,585)
Settlements	(16,715)	(11,263)
Accretion expense	5,982	5,904
Balance, end of year	$ 138,049	$ 126,112